Stockholders' Equity - Preferred Stock (Details) - Therapeutics Acquisition Corp. - shares	Mar. 31, 2021	Dec. 31, 2020
Preferred Stock
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares outstanding	0	0